UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   May 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $93,544
List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM           013817101   648      45500 SH       Sole                    45500
American Express               COM           025816109   359       8700 SH       Sole                     8700
Bank of America Corp.          COM           060505104   246      13800 SH       Sole                    13800
Central Europe Distribution Co COM           153435102   238       6800 SH       Sole                     6800
Cisco Systems Inc.             COM           17275R102   734      28200 SH       Sole                    28200
Comerica                       COM           200340107   377       9900 SH       Sole                     9900
Costco                         COM           22160K105   322       5400 SH       Sole                     5400
Dow Chemical                   COM           260543103   794      26853 SH       Sole                    26853
Encana Corp                    COM           292505104   239       7700 SH       Sole                     7700
Exxon Mobil                    COM           30231G102   424       6333 SH       Sole                     6333
Fifth Third Bancorp            COM           316773100   249      18300 SH       Sole                    18300
Financial Select Sector SPDR F COM           81369Y605   492      30800 SH       Sole                    30800
Freeport-McMoran               COM           35671D857   727       8700 SH       Sole                     8700
General Electric               COM           369604103   331      18163 SH       Sole                    18163
Goldman Sachs Group            COM           38141G104   734       4300 SH       Sole                     4300
IShares Barclays Aggregate Bon COM           464287226  3907      37500 SH       Sole                    37500
IShares Barclays TIPS Bond Fun COM           464287176  2442      23500 SH       Sole                    23500
IShares FTSE/Xinhua China 25   COM           464287184   989      23500 SH       Sole                    23500
IShares MSCI Brazil Index      COM           464286400  3830      52000 SH       Sole                    52000
IShares MSCI Canada Index      COM           464286509  1026      36800 SH       Sole                    36800
IShares MSCI EAFE              COM           464287465  6479     115700 SH       Sole                   115700
IShares MSCI Emerging Markets  COM           464287234  7392     175500 SH       Sole                   175500
IShares MSCI Pacific ex-Japan  COM           464286665   228       5300 SH       Sole                     5300
IShares MSCI South Korea Index COM           464286772   350       7000 SH       Sole                     7000
IShares Russell 2000           COM           464287655 12613     186000 SH       Sole                   186000
IShares S&P Europe 350         COM           464287861  1457      38000 SH       Sole                    38000
IShares S&P Latin America      COM           464287390   483      10000 SH       Sole                    10000
IShares iBoxx Investment Grade COM           464287242  3034      28700 SH       Sole                    28700
Industrial Select Sector SPDR  COM           81369Y704   497      15900 SH       Sole                    15900
Intel Corp.                    COM           458140100   312      14012 SH       Sole                    14012
International Paper            COM           460146103   455      18500 SH       Sole                    18500
JP Morgan Chase                COM           46625H100   550      12300 SH       Sole                    12300
Jacobs Engineering             COM           469814107   470      10400 SH       Sole                    10400
Market Vectors Steel           COM           57060U308   437       6400 SH       Sole                     6400
Marvell Tech.                  COM           G5876H105   348      17100 SH       Sole                    17100
Masco Corp.                    COM           574599106  4113     265000 SH       Sole                   265000
Materials Select Sector SPDR F COM           81369Y100   471      13900 SH       Sole                    13900
McDermott                      COM           580037109   264       9800 SH       Sole                     9800
Morgan Stanley                 COM           617446448   603      20600 SH       Sole                    20600
Oil Service HOLDRS             COM           678002106  4217      34400 SH       Sole                    34400
Pharmaceutical HOLDRS          COM           71712A206   730      11000 SH       Sole                    11000
Potash Corp.                   COM           73755L107   585       4900 SH       Sole                     4900
PowerShares QQQ Trust          COM           73935A104 12204     253300 SH       Sole                   253300
Procter & Gamble               COM           742718109   468       7400 SH       Sole                     7400
Regional Bank HOLDRS           COM           75902E100   557       6400 SH       Sole                     6400
SPDR S&P 500 ETF               COM           78462F103  7558      64600 SH       Sole                    64600
SPDR S&P Homebuilders          COM           78464A888   481      28600 SH       Sole                    28600
Semiconductor HOLDRS           COM           816636203  1122      40300 SH       Sole                    40300
Terex Corp                     COM           880779103   238      10500 SH       Sole                    10500
Textron                        COM           883203101   355      16700 SH       Sole                    16700
TriMas Corp                    COM           896215209  1003     154500 SH       Sole                   154500
United States Steel            COM           912909108   229       3600 SH       Sole                     3600
Vanguard Total Bond Market     COM           921937835  3905      49300 SH       Sole                    49300
Wells Fargo                    COM           949746101   227       7300 SH       Sole                     7300